Commitments and Contingencies - Exmar LPG Joint Venture (Detail) $ in Millions	Dec. 31, 2015 USD ($) Vessel	Jun. 30, 2015	Feb. 28, 2013	Nov. 01, 2012
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage	100.00%
Exmar LPG Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage	50.00%	50.00%	50.00%	50.00%
Number of vessels | Vessel	20
Exmar LPG Joint Venture [Member] | Pro rata share [Member]
Long-term Purchase Commitment [Line Items]
Proportionate share of the newbuilding installments, net of the existing financing in 2016 | $	$ 4.9
Proportionate share of the newbuilding installments, net of the existing financing in 2017 | $	62.7
Proportionate share of the newbuilding installments, net of the existing financing in 2018 | $	$ 19.3
Exmar LPG Joint Venture [Member] | Newbuildings [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel	7
Exmar LPG Joint Venture [Member] | Newbuildings [Member] | Financed [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel	3